Description of Organization and Business Operations (Details)				9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 28, 2022 USD ($)	Mar. 08, 2022 USD ($) $ / shares	Aug. 06, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Nov. 09, 2022 shares
Description of Organization and Business Operations
Condition for future business combination number of businesses minimum | item				1	1
Common shares, par value (usd per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Price of warrant | $ / shares				$ 11.50	$ 11.50	$ 11.50
Sale of private placement warrants (in shares) | shares				225,223	225,223	225,223	383,281
Proceeds received from private placement						$ 30,000,000	$ 0
Underwriting discount				$ 1,500,000
Deferred underwriting discount				$ 5,250,000	$ 5,250,000	5,250,000
Payments for investment of cash in trust account			$ 150,000,000
Condition for future business combination use of proceeds percentage				80	80
Condition For Future Business Combination Threshold Percentage Ownership				50	50
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Condition For Future Business Combination Threshold Net Tangible Assets				$ 5,000,001	$ 5,000,001	$ 5,000,001
Months to complete acquisition				24 months	24 months
Redemption period upon closure				10 days	10 days
Maximum allowed dissolution expenses				$ 100,000	$ 100,000
Tax obligations				536,000
Working capital deficit				$ 3,500,000	$ 100,000
Exercise price of warrant | $ / shares					$ 14.69	$ 14.69	$ 19.93
Number of shares per warrant | shares				1	1	1
Funds in Trust Account per public share | $ / shares				$ 10.00	$ 10.00	$ 10.00
Proceeds held in operating account for working capital purpose				$ 7,000	$ 300,000	$ 300,000
Minimum
Description of Organization and Business Operations
Exercise price of warrant | $ / shares				$ 14.69	$ 14.69	$ 14.69
LanzaTech Global
Description of Organization and Business Operations
Purchase price, per unit | $ / shares		$ 10.00
Consideration consisting of equity interests		$ 1,817,000,000
Price per share | $ / shares		$ 10.00
Cash held in AMCI's trust account		$ 230,000,000
Exercise price of warrant | $ / shares		$ 10.00
LanzaTech Global | Minimum
Description of Organization and Business Operations
Net tangible assets		$ 5,000,001
Class A Common stock
Description of Organization and Business Operations
Common shares, par value (usd per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Working Capital Loans
Description of Organization and Business Operations
Outstanding balance				$ 0	$ 0	$ 0
Subsequent Event
Description of Organization and Business Operations
Sale of private placement warrants (in shares) | shares								316,250
Subsequent Event | LanzaTech Global
Description of Organization and Business Operations
Purchase price, per unit | $ / shares		$ 10.00
Price per share | $ / shares		10.00
Exercise price of warrant | $ / shares		$ 10.00
Subsequent Event | LanzaTech Global | Minimum
Description of Organization and Business Operations
Net tangible assets		$ 5,000,001
Cash held in AMCI's trust account		$ 230,000,000
IPO [Member]
Description of Organization and Business Operations
Number of units sold | shares			15,000,000
Purchase price, per unit | $ / shares			$ 10.00
Proceeds received from initial public offering, gross			$ 150,000,000
Transaction Costs			13,782,542
Value of Class B common stock transferred to Anchor Investors at initial public offering			6,509,758
Underwriting discount			1,500,000
Deferred underwriting discount			5,250,000
Other offering costs			$ 522,784
Price per share | $ / shares			$ 10.00
Exercise price of warrant | $ / shares			$ 11.50
Number of shares per warrant | shares			1
Number of shares in a unit | shares			1
Number of warrants in a unit | shares			0.5
IPO [Member] | Class A Common stock
Description of Organization and Business Operations
Common shares, par value (usd per share) | $ / shares			$ 0.0001
Private Placement
Description of Organization and Business Operations
Proceeds held in operating account for working capital purpose			$ 900,000
Private Placement | private placement warrants
Description of Organization and Business Operations
Price of warrant | $ / shares			$ 1.00
Sale of private placement warrants (in shares) | shares			3,500,000
Proceeds received from private placement			$ 3,500,000
Restrictions on transfer period of time after business combination completion			30 days
Exercise price of warrant | $ / shares			$ 11.50
Number of shares per warrant | shares			1
Sponsor
Description of Organization and Business Operations
Aggregate purchase price				$ 25,000	$ 25,000
Working Capital Loan	$ 1,500,000